UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10255

        Nuveen Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Dividend Advantage Municipal Fund 2 (NXZ)
	January 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 5.4% (3.5% of Total Investments)
$ 18,500	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2001A, 5.750%, 6/01/31	6/11 at 101.00	A2 (4)	$20,456,189
	(Pre-refunded 6/01/11)

	Alaska – 0.3% (0.2% of Total Investments)
2,200	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	1,147,564
	Series 2006A, 5.000%, 6/01/46

	Arizona – 0.7% (0.4% of Total Investments)
3,120	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/12 at 100.00	AA	2,569,788
	2002B, 5.250%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)

	Arkansas – 0.3% (0.2% of Total Investments)
1,105	Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds, GNMA	1/12 at 100.00	AAA	992,202
	Mortgage-Backed Securities Program, Series 2002C, 5.400%, 1/01/34 (Alternative Minimum Tax)

	California – 12.0% (7.9% of Total Investments)
9,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	Baa3	4,242,780
	Angeles County Securitization Corporation, Series 2006A, 0.000%, 6/01/36
6,000	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2001Q,	6/11 at 101.00	AAA	6,111,540
	5.250%, 12/01/32
4,080	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	AAA	4,037,119
	Series 2006, 5.000%, 4/01/37 – BHAC Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2007A-1:
1,000	5.000%, 6/01/33	6/17 at 100.00	BBB	625,330
1,000	5.125%, 6/01/47	6/17 at 100.00	BBB	537,840
5,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	5,973,500
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
20,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	A	15,127,600
	Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – FGIC Insured
6,000	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B–	4,329,660
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
5,000	San Jose, California, Airport Revenue Bonds, Series 2007A, 6.000%, 3/01/47 – AMBAC Insured	3/17 at 100.00	A	4,377,550
	(Alternative Minimum Tax)
110	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and	3/09 at 100.00	Baa3	106,756
	Electric Company, Series 1966A, 4.000%, 3/01/16

57,190	Total California			45,469,675

	Colorado – 8.7% (5.7% of Total Investments)
2,495	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/11 at 100.00	AAA	2,843,527
	Peak-to-Peak Charter School, Series 2001, 7.500%, 8/15/21 (Pre-refunded 8/15/11)
3,300	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006, 5.000%, 11/15/24 –	11/16 at 100.00	AA	3,333,693
	FGIC Insured
	Denver, Colorado, Airport Revenue Bonds, Trust 2365:
1,340	12.736%, 11/15/23 – FGIC Insured (IF)	11/16 at 100.00	AA–	1,367,095
1,085	12.728%, 11/15/25 – FGIC Insured (IF)	11/16 at 100.00	AA–	1,087,083
10,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	Aaa	3,068,500
	(Pre-refunded 9/01/10) – MBIA Insured
1,280	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2001,	5/11 at 101.00	N/R	890,061
	7.125%, 5/01/31 (Alternative Minimum Tax)
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	786,129
	5.000%, 12/15/22 – FSA Insured (UB)
5,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,	6/11 at 102.00	AAA	5,513,000
	5.250%, 6/15/41 (Pre-refunded 6/15/11) – FSA Insured
	Northwest Parkway Public Highway Authority, Colorado, Senior Lien Revenue Bonds, Series 2001B:
22,000	0.000%, 6/15/28 (Pre-refunded 6/15/11) – FSA Insured	6/11 at 35.65	AAA	7,456,020
17,650	0.000%, 6/15/29 (Pre-refunded 6/15/11) – AMBAC Insured	6/11 at 33.45	A (4)	5,613,230
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R	848,820
	8.000%, 12/01/25

65,905	Total Colorado			32,807,158

	District of Columbia – 1.3% (0.8% of Total Investments)
985	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	838,934
	Series 2001, 6.250%, 5/15/24
5,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	A	4,019,150
	Revenue Bonds, Series 2007A, 4.500%, 10/01/30 – AMBAC Insured

5,985	Total District of Columbia			4,858,084

	Florida – 4.5% (3.0% of Total Investments)
15,000	Jacksonville, Florida, Transportation Revenue Bonds, Series 2001, 5.250%, 10/01/29 –	10/11 at 100.00	AA	14,794,200
	MBIA Insured
3,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	AA	2,445,840
	5.375%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)

18,000	Total Florida			17,240,040

	Hawaii – 2.8% (1.9% of Total Investments)
	Honolulu Board of Water Supply, Hawaii, Water System Revenue Bonds, Series 2001:
3,000	5.250%, 7/01/26 (Pre-refunded 7/01/11) – FSA Insured	7/11 at 100.00	AAA	3,296,790
6,725	5.250%, 7/01/31 (Pre-refunded 7/01/11) – FSA Insured	7/11 at 100.00	AAA	7,390,304

9,725	Total Hawaii			10,687,094

	Illinois – 14.1% (9.2% of Total Investments)
3,560	Chicago, Illinois, FHA/GNMA Collateralized Multifamily Housing Revenue Bonds, Stone Terrace	12/11 at 100.00	AAA	3,559,751
	Apartments, Series 2001A, 5.750%, 12/20/42 (Alternative Minimum Tax)
870	Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series	4/11 at 105.00	AAA	904,139
	2001A, 6.250%, 10/01/32 (Alternative Minimum Tax)
5,000	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/34 –	No Opt. Call	AA	1,179,750
	FGIC Insured
3,985	Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.250%, 1/01/33 – MBIA Insured	1/11 at 101.00	AA	3,993,369
5,285	Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.250%, 1/01/33 (Pre-refunded	1/11 at 101.00	AA (4)	5,753,727
	1/01/11) – MBIA Insured
3,180	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation,	12/12 at 100.00	BBB (4)	3,713,095
	Series 2002A, 6.250%, 12/01/32 (Pre-refunded 12/01/12)
910	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series	9/11 at 100.00	A	911,256
	2001, 5.500%, 9/01/32 – AMBAC Insured
4,090	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series	9/11 at 100.00	A (4)	4,505,053
	2001, 5.500%, 9/01/32 (Pre-refunded 9/01/11) – AMBAC Insured
3,100	Illinois Development Finance Authority, Revenue Bonds, Midwestern University, Series 2001B,	5/11 at 101.00	AAA	3,444,100
	6.000%, 5/15/31 (Pre-refunded 5/15/11)
9,450	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%,	5/17 at 100.00	AA	7,074,554
	5/15/32 – MBIA Insured
5,000	Illinois Health Facilities Authority, Revenue Bonds, Edward Hospital Obligated Group, Series	2/11 at 101.00	AAA	5,381,950
	2001B, 5.250%, 2/15/34 (Pre-refunded 2/15/11) – FSA Insured
2,500	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2006C2,	2/16 at 100.00	AA	2,247,050
	5.050%, 8/01/27 (Alternative Minimum Tax)
2,275	Illinois, Sales Tax Revenue Bonds, Series 2001, 5.500%, 6/15/16	6/11 at 100.00	AAA	2,460,777
2,500	Kane & DeKalb Counties, Illinois, Community United School District 301, General Obligation	No Opt. Call	A3	1,139,275
	Bonds, Series 2006, 0.000%, 12/01/23 – MBIA Insured
4,980	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/09 at 100.00	A1	4,933,387
	Expansion Project, Series 1996A, 5.250%, 6/15/27 – AMBAC Insured
986	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2007, 4.700%,	3/16 at 100.00	BBB+	642,744
	3/01/30 – RAAI Insured
3,360	Northfield Township High School District 225, Cook County, Illinois, Glenbrook, General	12/16 at 69.01	AAA	1,453,301
	Obligation School Bonds, Series 2007B, 0.000%, 12/01/24

61,031	Total Illinois			53,297,278

	Indiana – 3.6% (2.3% of Total Investments)
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc.,	9/11 at 100.00	BBB+	1,447,340
	Series 2001, 5.500%, 9/15/31
2,500	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AAA	2,888,675
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – FSA Insured
4,000	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.000%,	6/13 at 100.00	AAA	4,105,960
	6/01/23 – FSA Insured
6,100	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	2/09 at 102.00	BBB–	5,075,261
	1999, 5.800%, 2/15/24

14,600	Total Indiana			13,517,236

	Iowa – 1.3% (0.9% of Total Investments)
1,000	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Wartburg	10/12 at 100.00	N/R (4)	1,144,780
	College, Series 2002, 5.500%, 10/01/28 (Pre-refunded 10/01/12) – ACA Insured
6,340	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	BBB	3,947,030
	5.600%, 6/01/34

7,340	Total Iowa			5,091,810

	Kansas – 4.1% (2.7% of Total Investments)
17,000	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi	11/11 at 101.00	A+	15,533,749
	Health System Inc., Series 2001-III, 5.625%, 11/15/31

	Kentucky – 0.3% (0.2% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AAA	1,000,610
	Louisville Arena Authority, Inc., Series 2008A-1, 6.000%, 12/01/38 – AGC Insured

	Louisiana – 4.0% (2.7% of Total Investments)
3,960	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006, 4.500%, 5/01/41 –	5/16 at 100.00	Aa3	3,383,939
	FGIC Insured (UB)
18,825	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	11,956,511
	Series 2001B, 5.875%, 5/15/39

22,785	Total Louisiana			15,340,450

	Massachusetts – 3.0% (2.0% of Total Investments)
15,585	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	7/09 at 100.00	AA	11,571,707
	1997A, 5.000%, 1/01/37 – MBIA Insured

	Michigan – 12.9% (8.5% of Total Investments)
	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A:
20,000	5.500%, 7/01/33 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 101.00	A (4)	22,195,599
15,390	5.250%, 7/01/33 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	A+ (4)	16,811,881
4,000	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of	10/09 at 102.00	Ba1	3,282,160
	Arts and Sciences Charter School, Series 2001A, 8.000%, 10/01/31
2,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	2/09 at 101.00	BB	1,494,580
	Obligated Group, Series 1998A, 5.125%, 8/15/18
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center
	Obligated Group, Series 1993A:
2,000	6.250%, 8/15/13	2/09 at 100.00	BB	1,896,720
4,000	6.500%, 8/15/18	2/09 at 100.00	BB	3,338,000

47,390	Total Michigan			49,018,940

	Minnesota – 5.4% (3.5% of Total Investments)
5,000	City of Minneapolis, Minnesota, Health Care System Revenue Bonds, Series 2008A and 2008B	11/18 at 100.00	AAA	5,300,300
	(Fairview Health Services), 6.500%, 11/15/38 – AGC Insured
14,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/11 at 100.00	AAA	15,104,600
	Series 2001A, 5.250%, 1/01/32 (Pre-refunded 1/01/11) – FGIC Insured

19,000	Total Minnesota			20,404,900

	Montana – 0.6% (0.4% of Total Investments)
2,400	Montana Board of Housing, Single Family Program Bonds, Series 2001A-2, 5.700%, 6/01/32	12/10 at 100.00	AA+	2,314,056
	(Alternative Minimum Tax)

	Nevada – 2.5% (1.6% of Total Investments)
12,275	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 100.00	A	5,306,851
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured
3,500	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 102.00	N/R	525,315
	Monorail Project, Second Tier, Series 2000, 7.375%, 1/01/40
2,000	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West,	7/17 at 100.00	AAA	1,927,040
	Series 2007B, Trust 2633, 17.125%, 7/01/31 – BHAC Insured (IF)
1,750	Reno, Neveda, Health Facilty Revenue Bonds, Catholic Healthcare West, Trust 2634, 16.866%,	7/17 at 100.00	AAA	1,686,160
	7/01/31 – BHAC Insured (IF)

19,525	Total Nevada			9,445,366

	New Hampshire – 2.2% (1.4% of Total Investments)
8,000	New Hampshire Business Finance Authority, Pollution Control Remarketed Revenue Refunding	4/09 at 102.00	Baa1	7,130,320
	Bonds, Connecticut Light and Power Company, Series 1992A, 5.850%, 12/01/22
1,160	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series	5/11 at 100.00	Aa2	1,118,356
	2001A, 5.700%, 1/01/31 (Alternative Minimum Tax)

9,160	Total New Hampshire			8,248,676

	New Jersey – 2.6% (1.7% of Total Investments)
3,995	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	2,620,400
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
385	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	419,993
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
2,200	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,571,448
425	6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	514,237
3,085	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	3,668,559

10,090	Total New Jersey			9,794,637

	New Mexico – 6.6% (4.4% of Total Investments)
	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare
	Services, Series 2001A:
12,000	5.500%, 8/01/25 (Pre-refunded 8/01/11)	8/11 at 101.00	AA– (4)	13,241,760
10,800	5.500%, 8/01/30 (Pre-refunded 8/01/11)	8/11 at 101.00	AA– (4)	11,917,584

22,800	Total New Mexico			25,159,344

	New York – 8.2% (5.4% of Total Investments)
1,300	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	A3	1,325,714
	Group, Series 2000A, 6.625%, 7/01/19
3,600	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	A3 (4)	3,937,716
	Group, Series 2000A, 6.625%, 7/01/19 (Pre-refunded 7/01/10)
6,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001L,	5/11 at 100.00	AAA	6,591,000
	5.375%, 5/01/33 (Pre-refunded 5/01/11)
3,730	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2009,	11/16 at 100.00	AAA	3,700,682
	Trust 11711, 13.464%, 11/15/32 – FSA Insured (IF)
5,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B–	3,828,950
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
12,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	AAA	11,762,040
	Bonds, Fiscal Series 2001C, 5.125%, 6/15/33 (UB)

31,630	Total New York			31,146,102

	North Carolina – 1.8% (1.2% of Total Investments)
2,950	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales	4/13 at 100.00	N/R	2,275,099
	University, Series 2003A, 5.000%, 4/01/33 – SYNCORA GTY Insured
4,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	7/09 at 102.00	BBB+	4,594,815
	1999B, 5.600%, 1/01/15

7,450	Total North Carolina			6,869,914

	North Dakota – 0.5% (0.3% of Total Investments)
1,850	North Dakota Housing Finance Agency, Home Mortgage Finance Program Refunding Bonds, Series	7/10 at 100.00	Aa1	1,761,293
	2001A, 5.550%, 1/01/32 (Alternative Minimum Tax)

	Ohio – 1.7% (1.1% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
10,000	5.750%, 6/01/34	6/17 at 100.00	BBB	5,962,900
1,000	5.875%, 6/01/47	6/17 at 100.00	BBB	565,860

11,000	Total Ohio			6,528,760

	Oklahoma – 1.0% (0.7% of Total Investments)
	Oklahoma Development Finance Authority, Revenue Refunding Bonds, Hillcrest Healthcare System,
	Series 1999A:
2,655	5.125%, 8/15/10 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	2,740,783
1,000	5.200%, 8/15/11 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	1,032,710

3,655	Total Oklahoma			3,773,493

	Oregon – 3.5% (2.3% of Total Investments)
8,000	Clackamas County Hospital Facility Authority, Oregon, Revenue Refunding Bonds, Legacy Health	5/11 at 101.00	A+	8,172,320
	System, Series 2001, 5.250%, 5/01/21
5,000	Oregon Department of Administrative Services, Certificates of Participation, Series 2001D,	5/11 at 101.00	AA–	5,009,550
	5.000%, 5/01/26 – AMBAC Insured

13,000	Total Oregon			13,181,870

	Pennsylvania – 3.9% (2.6% of Total Investments)
5,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn	11/10 at 102.00	AAA	5,804,650
	Allegheny Health System, Series 2000B, 9.250%, 11/15/30 (Pre-refunded 11/15/10)
1,155	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	1,173,503
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
	Minimum Tax)
8,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, UPMC Health System,	1/11 at 101.00	AA–	7,946,640
	Series 2001A, 6.000%, 1/15/31

14,155	Total Pennsylvania			14,924,793

	Texas – 26.3% (17.2% of Total Investments)
7,500	Austin, Texas, Electric Utility System Revenue Refunding Bonds, Series 2001, 5.000%,	11/10 at 100.00	AAA	7,420,875
	11/15/30 – FSA Insured
10,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	AA	6,884,700
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
	Dallas-Fort Worth International Airport Public Facility Corporation, Texas, Airport Hotel
	Revenue Bonds, Series 2001:
15,000	5.250%, 1/15/26 – FSA Insured	7/09 at 100.00	AAA	14,178,450
1,750	5.200%, 1/15/31 – FSA Insured	7/09 at 100.00	AAA	1,549,188
6,000	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A,	9/14 at 100.00	N/R	4,497,420
	7.125%, 9/01/34
10,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	4/12 at 100.00	Baa3	8,861,000
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
30,980	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/11 at 100.00	AA	22,877,800
	2001B, 5.250%, 11/15/40 – MBIA Insured
40,000	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	11/30 at 54.04	AA	3,127,200
	2001A, 0.000%, 11/15/40 – MBIA Insured
3,965	Harris County-Houston Sports Authority, Texas, Third Lien Revenue Bonds, Series 2004-A3.,	11/24 at 52.47	AA	459,266
	0.000%, 11/15/35 – MBIA Insured
	Hays Consolidated Independent School District, Hays County, Texas, General Obligation School
	Building Bonds, Series 2001:
10,715	0.000%, 8/15/25 (Pre-refunded 8/15/11)	8/11 at 43.18	AAA	4,435,367
12,940	0.000%, 8/15/26 (Pre-refunded 8/15/11)	8/11 at 40.60	AAA	5,037,154
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
5,000	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A	1,379,300
5,540	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A	1,422,506
5,000	Metro Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Wilson N.	1/11 at 100.00	Ba3	3,849,100
	Jones Memorial Hospital, Series 2001, 7.250%, 1/01/31
3,295	Tarrant County, Texas, Cultural & Educational Facilities Financing Corporation, Revenue Bonds, Series	2/17 at 100.00	AA–	988,236
	2007, Residuals 1760-3, 14.706%, 2/15/36 (IF)
10,500	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2001,	8/11 at 100.00	Aa1	10,541,475
	5.250%, 8/01/35
2,000	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	5/11 at 101.00	Baa3	1,892,100
	Shannon Health System Project, Series 2001, 6.750%, 5/15/21

180,185	Total Texas			99,401,137

	Washington – 4.7% (3.1% of Total Investments)
7,250	Seattle, Washington, Municipal Light and Power Revenue Refunding and Improvement Bonds, Series	3/11 at 100.00	AAA	7,221,073
	2001, 5.125%, 3/01/26 – FSA Insured
7,500	Washington State Healthcare Facilities Authority, Revenue Bonds, Sisters of Providence Health	10/11 at 100.00	AA	7,593,750
	System, Series 2001A, 5.250%, 10/01/21 – MBIA Insured
900	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	796,761
	Series 2002, 6.500%, 6/01/26
2,100	Washington, Certificates of Participation, Washington Convention and Trade Center, Series	7/09 at 100.00	AA	2,128,728
	1999, 5.125%, 7/01/13 – MBIA Insured

17,750	Total Washington			17,740,312

	West Virginia – 1.1% (0.8% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	4,388,350
	Series 2003L, 5.500%, 10/01/22

	Wisconsin – 0.3% (0.2% of Total Investments)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/12 at 100.00	N/R (4)	1,177,590
	Healthcare, Series 2002A, 7.375%, 5/01/26 (Pre-refunded 5/01/12)

$ 738,111	Total Investments (cost $607,905,462) – 152.2%			576,860,167

	Floating Rate Obligations – (3.1)%			(11,935,000)

	Variable Rate Demand Preferred Shares, at Liquidation Vaue – (51.7)% (5)			(196,000,000)

	Other Assets Less Liabilities – 2.6%			10,098,308

	Net Assets Applicable to Common Shares – 100%			$379,023,475

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of January 31, 2009. Subsequent to January 31, 2009, and
during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.0%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund's fair value measurements as of January 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$576,860,167	$ —	$576,860,167

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2009, the cost of investments was $595,020,836.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 27,696,666
Depreciation	(57,797,504)

Net unrealized appreciation (depreciation) of investments	$(30,100,838)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Dividend Advantage Municipal Fund 2

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 1, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 1, 2009